Shareholder Report, Holdings (Details)	Aug. 31, 2026
C000215077 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215077 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000215077 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	83.30%
C000215078 | India
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000215078 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215078 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215078 | Italy
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215078 | Australia
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000215078 | Norway
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000215078 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000215078 | Germany
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215078 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000215078 | China
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215078 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000215078 | France
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000215078 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000215078 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000215078 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000215078 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000215078 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.00%
C000215078 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000215078 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215078 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000215078 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000215078 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000215078 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000215078 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000215078 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000215078 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000215078 | Technology
Holdings [Line Items]
Percent of Net Asset Value	23.80%
C000215079 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215079 | Exchange-Traded Funds
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C000215079 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	84.30%
C000215080 | India
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000215080 | South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215080 | Italy
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215080 | Australia
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000215080 | Canada
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215080 | Germany
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000215080 | Spain
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000215080 | China
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000215080 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215080 | France
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000215080 | Taiwan Province of China
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000215080 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000215080 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215080 | Japan
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000215080 | United States
Holdings [Line Items]
Percent of Net Asset Value	58.60%
C000215080 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000215080 | Korea (Republic of)
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000215080 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000215080 | Communications
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000215080 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000215080 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000215080 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000215080 | Materials
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000215080 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C000215080 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C000215080 | Financials
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000215080 | Technology
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C000265708 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000265708 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000265708 | Energy
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000265708 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000265708 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000265708 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000265708 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000265708 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000265708 | Financials
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000265708 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000265708 | Investment Companies
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000265708 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000265708 | Commercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000265708 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000265708 | Collateralized Loan Obligations
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000234764 | 912810UX4 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234764 | 91282CQP9 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000234764 | 91282CRH6 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234764 | 912810UU0 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234764 | 31418E5P1 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000234764 | 91282CRF0 | United States Treasury Note
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000234764 | 36179XBS4 | Ginnie Mae II Pool
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000234764 | 89054XAC9 | Topaz Solar Farms, LLC
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000234764 | 31418ECR9 | Fannie Mae Pool
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000234764 | 123915AE0 | BX Trust, Class C
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234764 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C000234764 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000234764 | Term Loans
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000234764 | Non U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000234764 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000234764 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	31.20%
C000234764 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000237524 | 6889106 | Taiwan Semiconductor Manufacturing Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000237524 | 6771720 | Samsung Electronics Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000237524 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000237524 | 2643674 | Grupo Mexico S.A.B. de C.V., Class B
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000237524 | 6525875 | SinoPac Financial Holdings Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000237524 | B01RJV3 | GS Holdings Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000237524 | 6005214 | Accton Technology Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000237524 | BNBWQ85 | Multi Commodity Exchange of India Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237524 | 6186023 | Eva Airways Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000237524 | 2393388 | Promotora y Operadora de Infraestructura S.A.B. de
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000237524 | India
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C000237524 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000237524 | Korea (Republic of)
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000237524 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000237524 | Hungary
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237524 | Malaysia
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237524 | Poland
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000237524 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000237524 | South Korea
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000237524 | Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C000237524 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000237524 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237524 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000237524 | Materials
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000237524 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000237524 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C000237524 | Financials
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C000237524 | Technology
Holdings [Line Items]
Percent of Net Asset Value	36.60%
C000237524 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C000237524 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000249799 | 646025106 | New Jersey Resources Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249799 | 759351604 | Reinsurance Group of America, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249799 | G7709Q104 | Royalty Pharma plc, Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000249799 | 418056107 | Hasbro, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000249799 | 751212101 | Ralph Lauren Corp.
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000249799 | 125269100 | CF Industries Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249799 | 008252108 | Affiliated Managers Group, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000249799 | 942749102 | Watts Water Technologies, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249799 | 228368106 | Crown Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249799 | 379577208 | Globus Medical, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000249799 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000249799 | Energy
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000249799 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000249799 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000249799 | Materials
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000249799 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000249799 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C000249799 | Financials
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C000249799 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000249799 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000249799 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000237525 | 6450267 | SK Hynix, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237525 | B1VSK54 | Industrivarden A.B., Class C
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000237525 | 6889106 | Taiwan Semiconductor Manufacturing Co. Ltd. ADR
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000237525 | G2519Y108 | Credicorp Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237525 | 0560399 | Legal & General Group plc
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237525 | B62G7K6 | Sompo Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000237525 | 5996234 | Motor Oil Hellas Corinth Refineries S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000237525 | 0540528 | HSBC Holdings plc
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237525 | 6679794 | Tokyo Century Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000237525 | B5LTM93 | Otsuka Holdings Co. Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000237525 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000237525 | Canada
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000237525 | Spain
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000237525 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000237525 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000237525 | Japan
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C000237525 | Korea (Republic of)
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000237525 | Bermuda
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000237525 | Taiwan Province Of China
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000237525 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000237525 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000237525 | Energy
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C000237525 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000237525 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000237525 | Materials
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000237525 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000237525 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000237525 | Financials
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C000237525 | Technology
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000237525 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231861 | 67066G104 | NVIDIA Corp.
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000231861 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000231861 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000231861 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000231861 | 11135F101 | Broadcom, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000231861 | 02079K107 | Alphabet, Inc., Class C
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000231861 | 46625H100 | JPMorgan Chase & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231861 | 595112103 | Micron Technology, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000231861 | 532457108 | Eli Lilly & Co.
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000231861 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000231861 | Communications
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000231861 | Energy
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000231861 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000231861 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000231861 | Materials
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000231861 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000231861 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000231861 | Financials
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000231861 | Technology
Holdings [Line Items]
Percent of Net Asset Value	40.80%
C000231861 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000231861 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000176086 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000176086 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	94.50%